Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-38086
Entity Registrant Name	VISTRA CORP.
Entity Central Index Key	0001692819
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4833255
Entity Address, Address Line One	6555 Sierra Drive
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	214
Local Phone Number	812-4600
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	VST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false